Capital Management	3 Months Ended
Jan. 31, 2019
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Capital Management

Note 9: Capital Management

Our objective is to maintain a strong capital position in a cost-effective structure that: is appropriate given our target regulatory capital ratios and internal assessment of required economic capital; is consistent with our target credit ratings; underpins our operating groups’ business strategies; and supports depositor, investor and regulator confidence, while building long-term shareholder value.

As at January 31, 2019, we met OSFI’s target capital ratio requirements, which include a 2.5% Capital Conservation Buffer, a 1.0% Common Equity Surcharge for Domestic Systemically Important Banks (D-SIBs), a Countercyclical Buffer and a 1.5% Domestic Stability Buffer (DSB) applicable to D-SIBs. In December 2018, OSFI set the level of the DSB at 1.75% effective April 30, 2019. Our capital position as at January 31, 2019 is detailed in the Capital Management section of Management’s Discussion and Analysis of the First Quarter 2019 Report to Shareholders.